DEFERRED TAXATION (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	[1]	$ 600	$ 502	[2]	$ 395	[2]
Deferred tax assets	[1]	106	85	[2]	132	[2]
Net deferred taxation liability		494	417		263
Unrecognised taxable temporary differences pertaining to undistributed earnings		2,543	2,904		1,334
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		796	711		644
Deferred tax assets		302	294		381
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		685	612		548
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		53	35		45
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		19	24		26
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		216	202		207
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		59	39		50
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		18	41		110
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		39	40		25
Deferred tax assets		$ 9	$ 12		$ 14

[1]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.
[2]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.